UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Equity Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JGV

Nuveen Global Equity Income Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.9%

	COMMON STOCKS – 98.9%

	Automobiles – 4.6%

254,000	General Motors Company	$7,983,220
21,000	Toyota Motor Corporation, Sponsored ADR	2,232,720
	Total Automobiles	10,215,940

	Banks – 5.9%

184,771	ABN AMRO Group NV	3,785,567
935,000	HSBC Holdings PLC	5,826,813
1,070,000	Royal Bank of Scotland Group PLC, (2)	3,422,424
	Total Banks	13,034,804

	Beverages – 2.4%

57,200	Carlsberg AS, B Shares	5,450,531

	Biotechnology – 3.0%

165,000	Baxalta Inc.	6,666,000

	Capital Markets – 3.4%

468,000	UBS Group AG	7,497,360

	Chemicals – 3.3%

83,400	Agrium Inc.	7,363,386

	Commercial Services & Supplies – 2.6%

1,777,233	Cape PLC	5,736,855

	Diversified Telecommunication Services – 9.0%

378,000	CenturyLink Inc., (3)	12,080,881
168,501	Telefonica S.A, (2)	1,888,995
381,000	Telenor ASA	6,165,287
	Total Diversified Telecommunication Services	20,135,163

	Electric Utilities – 1.7%

106,000	Exelon Corporation	3,801,160

	Electronic Equipment, Instruments & Components – 1.0%

60,000	Ingram Micro, Inc., Class A	2,154,600

	Energy Equipment & Services – 1.1%

755,087	Aker Solutions ASA	2,427,316

	Food & Staples Retailing – 3.2%

228,500	Andersons, Inc.	7,177,185

	Food Products – 8.9%

285,000	Adecoagro SA, (2)	3,291,750
233,500	Archer-Daniels-Midland Company	8,478,385
116,700	Bunge Limited	6,613,389
170,000	MHP SA, 144A, GDR, (4)	1,445,000
	Total Food Products	19,828,524

Nuveen Investments	1

JGV	Nuveen Global Equity Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers – 4.7%

450,000	AES Corporation	$5,310,000
395,000	NRG Energy Inc.	5,138,950
	Total Independent Power & Renewable Electricity Producers	10,448,950

	Insurance – 6.8%

150,500	Ageas	5,971,624
102,500	Axis Capital Holdings Limited	5,684,650
52,200	Endurance Specialty Holdings Limited	3,410,748
	Total Insurance	15,067,022

	Life Sciences Tools & Services – 2.9%

161,000	Agilent Technologies, Inc.	6,415,850

	Media – 1.7%

166,000	Interpublic Group of Companies, Inc.	3,809,700

	Oil, Gas & Consumable Fuels – 6.4%

86,725	Apache Corporation	4,233,047
335,000	Royal Dutch Shell PLC, Class B Shares	8,179,439
106,000	YPF Sociedad Anonima, Sponsored ADR, Class D	1,895,280
	Total Oil, Gas & Consumable Fuels	14,307,766

	Pharmaceuticals – 8.7%

30,000	H. Lundbeck A/S	990,456
74,500	Impax Laboratories Inc., (2)	2,385,490
181,000	Pfizer Inc., (3)	5,364,840
22,200	Roche Holdings AG	5,464,864
127,000	Sanofi-Aventis, Sponsored ADR	5,100,320
	Total Pharmaceuticals	19,305,970

	Real Estate Investment Trust – 5.8%

386,000	Colony Capital, Inc., Class A	6,473,220
750,000	Lexington Realty Trust	6,450,000
	Total Real Estate Investment Trust	12,923,220

	Real Estate Management & Development – 1.9%

460,000	City Developments Limited	2,788,292
380,000	Great Eagle Holdings Limited	1,376,501
	Total Real Estate Management & Development	4,164,793

	Semiconductors & Semiconductor Equipment – 2.2%

462,000	Micron Technology, Inc., (2)	4,837,140

	Software – 1.8%

236,000	Infoblox, Incorporated, (2)	4,035,600

	Specialty Retail – 2.8%

224,000	DSW Inc., Class A	6,191,360

	Textiles, Apparel & Luxury Goods – 0.0%

2,506,000	China Hongxing Sports Limited, (5)	2

	Water Utilities – 3.1%

762,000	Companhia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR (2)	5,029,200
3,975,000	Sound Global Ltd., (2)	1,803,709
	Total Water Utilities	6,832,909
	Total Common Stocks (cost $248,855,559)	219,829,106

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	MORTGAGE-BACKED SECURITIES – 0.0%

$27	Fannie Mae Mortgage Pool 100195	2.653%	8/20/22	Aaa	$27,263
$27	Total Mortgage-Backed Securities (cost $27,196)				27,263
	Total Long-Term Investments (cost $248,882,755)				219,856,369

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.5%

	REPURCHASE AGREEMENTS – 3.5%

$7,853	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $7,853,284, collateralized by $7,905,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $8,013,694	0.030%	4/01/16		$7,853,277
	Total Short-Term Investments (cost $7,853,277)				7,853,277
	Total Investments (cost $256,736,032) – 102.4%				227,709,646
	Other Assets Less Liabilities – (2.4)% (7)				(5,286,110)
	Net Assets – 100%				$222,423,536

Investments in Derivatives as of March 31, 2016

Options Written outstanding:

Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
(250)	Agrium Inc.	$(2,250,000)	7/15/16	$90	$(87,500)
(620)	Archer-Daniels-Midland Company	(2,232,000)	6/17/16	36	(112,840)
(1,060)	CenturyLink Inc.	(3,392,000)	7/15/16	32	(177,550)
(1,930)	Total Options Written (premiums received $305,605)	$(7,874,000)			$(377,890)

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Australian Dollar	233,519	U.S. Dollar	175,252	4/28/16	$(3,555)
Morgan Stanley Capital Services LLC	Australian Dollar	6,009,397	U.S. Dollar	4,510,173	4/28/16	(91,246)
Morgan Stanley Capital Services LLC	Danish Krone	33,022	U.S. Dollar	4,948	4/28/16	(98)
Morgan Stanley Capital Services LLC	Danish Krone	42,404,954	U.S. Dollar	6,354,162	4/28/16	(125,670)
Morgan Stanley Capital Services LLC	Euro	405,344	U.S. Dollar	452,870	4/28/16	(8,703)
Morgan Stanley Capital Services LLC	Euro	14,374,819	U.S. Dollar	16,060,554	4/28/16	(308,323)
Morgan Stanley Capital Services LLC	Hong Kong Dollar	1,187,323	U.S. Dollar	153,014	4/28/16	(70)
Morgan Stanley Capital Services LLC	Hong Kong Dollar	22,070,441	U.S. Dollar	2,844,312	4/28/16	(1,270)
Morgan Stanley Capital Services LLC	Japanese Yen	260,455,622	U.S. Dollar	2,314,429	4/28/16	(1,449)
Morgan Stanley Capital Services LLC	Norwegian Krone	72,463,041	U.S. Dollar	8,520,422	4/28/16	(235,848)
Morgan Stanley Capital Services LLC	Pound Sterling	17,024,856	U.S. Dollar	24,083,531	4/28/16	(370,173)
Morgan Stanley Capital Services LLC	Singapore Dollar	222,294	U.S. Dollar	162,054	4/28/16	(2,854)
Morgan Stanley Capital Services LLC	Singapore Dollar	3,321,436	U.S. Dollar	2,421,966	4/28/16	(42,024)
Morgan Stanley Capital Services LLC	Swiss Franc	5,432,549	U.S. Dollar	5,569,046	4/28/16	(86,616)
Morgan Stanley Capital Services LLC	U.S. Dollar	41,822	Japanese Yen	4,706,164	4/28/16	23
Morgan Stanley Capital Services LLC	U.S. Dollar	101,501	Norwegian Krone	863,168	4/28/16	2,802
Morgan Stanley Capital Services LLC	U.S. Dollar	447,505	Pound Sterling	316,321	4/28/16	6,844
Morgan Stanley Capital Services LLC	U.S. Dollar	174,570	Swiss Franc	170,278	4/28/16	2,701
						$(1,265,529)

Nuveen Investments	3

JGV	Nuveen Global Equity Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$218,384,104	$1,445,000	$2	$219,829,106
Mortgage-Backed Securities	—	27,263	—	27,263

Short-Term Investments:
Repurchase Agreements	—	7,853,277	—	7,853,277

Investments in Derivatives:
Options Written	(377,890)	—	—	(377,890)
Forward Foreign Currency Exchange Contracts*	—	(1,265,529)	—	(1,265,529)
Total	$218,006,214	$8,060,011	$2	$226,066,227
*	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$57,493,106	$—	$—	$(57,493,106)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities presented in the annual report based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $258,693,093.

4	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$10,260,990
Depreciation	(41,244,437)
Net unrealized appreciation (depreciation) of investments	$(30,983,447)

For Fund portfolio compliance purposes, the Fund’s industry classifications to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Nuveen Investments	5

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Global Equity Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016